Condensed Schedule of Investments - USD ($)	Dec. 31, 2015		Dec. 31, 2014
Schedule of Investments [Line Items]
Fair Value	$ (214,004)		$ 2,744,445
Net fair value	$ 24,781,949		$ 2,744,445
Percentage of Partners' Capital	68.70%		7.21%
Futures and Forward Contracts [Member]
Schedule of Investments [Line Items]
Fair Value	$ (214,004)		$ 2,744,445
Percentage of Partners' Capital	(0.59%)		7.21%
Futures and Forward Contracts [Member] | Contracts Purchased [Member]
Schedule of Investments [Line Items]
Fair Value	$ (274,413)		$ 1,060,754
Percentage of Partners' Capital	(0.76%)		2.79%
Futures and Forward Contracts [Member] | Contracts Purchased [Member] | Commodity [Member]
Schedule of Investments [Line Items]
Fair Value	$ 26,753		$ (267,252)
Percentage of Partners' Capital	0.07%		(0.70%)
Futures and Forward Contracts [Member] | Contracts Purchased [Member] | Equity [Member]
Schedule of Investments [Line Items]
Fair Value	$ (8,153)		$ 261,080
Percentage of Partners' Capital	(0.02%)		0.69%
Futures and Forward Contracts [Member] | Contracts Purchased [Member] | Foreign Currency [Member]
Schedule of Investments [Line Items]
Fair Value	$ 14,901		$ (98,268)
Percentage of Partners' Capital	0.04%		(0.26%)
Futures and Forward Contracts [Member] | Contracts Purchased [Member] | Interest Rate [Member]
Schedule of Investments [Line Items]
Fair Value	$ (307,914)		$ 1,165,194
Percentage of Partners' Capital	(0.85%)		3.06%
Futures and Forward Contracts [Member] | Contracts Sold [Member]
Schedule of Investments [Line Items]
Fair Value	$ 60,409		$ 1,683,691
Percentage of Partners' Capital	0.17%		4.42%
Futures and Forward Contracts [Member] | Contracts Sold [Member] | Commodity [Member]
Schedule of Investments [Line Items]
Fair Value	$ (158,880)		$ 1,216,747
Percentage of Partners' Capital	(0.44%)		3.20%
Futures and Forward Contracts [Member] | Contracts Sold [Member] | Equity [Member]
Schedule of Investments [Line Items]
Fair Value	$ (20,347)		$ (33,224)
Percentage of Partners' Capital	(0.06%)		(0.09%)
Futures and Forward Contracts [Member] | Contracts Sold [Member] | Foreign Currency [Member]
Schedule of Investments [Line Items]
Fair Value	$ 234,160		$ 511,199
Percentage of Partners' Capital	0.65%		1.34%
Futures and Forward Contracts [Member] | Contracts Sold [Member] | Interest Rate [Member]
Schedule of Investments [Line Items]
Fair Value	$ 5,476		$ (11,031)
Percentage of Partners' Capital	0.02%		(0.03%)
U.S. Treasury Bills [Member]
Schedule of Investments [Line Items]
Investment, Fair Value	$ 24,995,953
U.S. Treasury Bills [Member] | U.S. Treasury bills, 0.015% [Member]
Schedule of Investments [Line Items]
Investment, Fair Value	$ 24,995,953
Percentage of Partners' Capital	69.29%
Morgan Stanley Smith Barney Charter Campbell L.P. [Member]
Schedule of Investments [Line Items]
Fair Value	$ (248,756)		$ 1,293,243
Net fair value	$ 15,250,227		$ 1,293,243
Percentage of Partners' Capital	70.36%		4.97%
Morgan Stanley Smith Barney Charter Campbell L.P. [Member] | Futures and Forward Contracts [Member]
Schedule of Investments [Line Items]
Fair Value	$ (248,756)		$ 1,293,243
Percentage of Partners' Capital	(1.15%)		4.97%
Morgan Stanley Smith Barney Charter Campbell L.P. [Member] | Futures and Forward Contracts [Member] | Contracts Purchased [Member]
Schedule of Investments [Line Items]
Fair Value	$ (242,518)		$ (207,156)
Percentage of Partners' Capital	(1.12%)		(0.80%)
Morgan Stanley Smith Barney Charter Campbell L.P. [Member] | Futures and Forward Contracts [Member] | Contracts Purchased [Member] | Commodity [Member]
Schedule of Investments [Line Items]
Fair Value	$ 10,619		$ (113,739)
Percentage of Partners' Capital	0.05%		(0.44%)
Morgan Stanley Smith Barney Charter Campbell L.P. [Member] | Futures and Forward Contracts [Member] | Contracts Purchased [Member] | Equity [Member]
Schedule of Investments [Line Items]
Fair Value	$ (13,248)		$ 7,721
Percentage of Partners' Capital	(0.06%)		0.03%
Morgan Stanley Smith Barney Charter Campbell L.P. [Member] | Futures and Forward Contracts [Member] | Contracts Purchased [Member] | Foreign Currency [Member]
Schedule of Investments [Line Items]
Fair Value	$ (235,443)		$ (717,451)
Percentage of Partners' Capital	(1.09%)		(2.76%)
Morgan Stanley Smith Barney Charter Campbell L.P. [Member] | Futures and Forward Contracts [Member] | Contracts Purchased [Member] | Interest Rate [Member]
Schedule of Investments [Line Items]
Fair Value	$ (4,446)		$ 616,313
Percentage of Partners' Capital	(0.02%)		2.37%
Morgan Stanley Smith Barney Charter Campbell L.P. [Member] | Futures and Forward Contracts [Member] | Contracts Sold [Member]
Schedule of Investments [Line Items]
Fair Value	$ (6,238)		$ 1,500,399
Percentage of Partners' Capital	(0.03%)		5.77%
Morgan Stanley Smith Barney Charter Campbell L.P. [Member] | Futures and Forward Contracts [Member] | Contracts Sold [Member] | Commodity [Member]
Schedule of Investments [Line Items]
Fair Value	$ (295,791)		$ 266,088
Percentage of Partners' Capital	(1.37%)		1.02%
Morgan Stanley Smith Barney Charter Campbell L.P. [Member] | Futures and Forward Contracts [Member] | Contracts Sold [Member] | Equity [Member]
Schedule of Investments [Line Items]
Fair Value	$ (217)		$ (3,572)
Percentage of Partners' Capital	0.00%	[1]	(0.01%)
Morgan Stanley Smith Barney Charter Campbell L.P. [Member] | Futures and Forward Contracts [Member] | Contracts Sold [Member] | Foreign Currency [Member]
Schedule of Investments [Line Items]
Fair Value	$ 287,291		$ 1,236,120
Percentage of Partners' Capital	1.33%		4.75%
Morgan Stanley Smith Barney Charter Campbell L.P. [Member] | Futures and Forward Contracts [Member] | Contracts Sold [Member] | Interest Rate [Member]
Schedule of Investments [Line Items]
Fair Value	$ 2,479		$ 1,763
Percentage of Partners' Capital	0.01%		0.01%
Morgan Stanley Smith Barney Charter Campbell L.P. [Member] | U.S. Treasury Bills [Member]
Schedule of Investments [Line Items]
Investment, Fair Value	$ 15,498,983
Morgan Stanley Smith Barney Charter Campbell L.P. [Member] | U.S. Treasury Bills [Member] | U.S. Treasury bills, 0.0125% [Member]
Schedule of Investments [Line Items]
Investment, Fair Value	$ 15,498,983
Percentage of Partners' Capital	71.51%
Morgan Stanley Smith Barney Charter WNT L.P. [Member]
Schedule of Investments [Line Items]
Fair Value	$ 240,259		$ 1,166,581
Net fair value	$ 17,238,820		$ 1,166,581
Percentage of Partners' Capital	62.94%		3.72%
Morgan Stanley Smith Barney Charter WNT L.P. [Member] | Futures and Forward Contracts [Member]
Schedule of Investments [Line Items]
Fair Value	$ 240,259		$ 1,166,581
Percentage of Partners' Capital	0.87%		3.72%
Morgan Stanley Smith Barney Charter WNT L.P. [Member] | Futures and Forward Contracts [Member] | Contracts Purchased [Member]
Schedule of Investments [Line Items]
Fair Value	$ (244,740)		$ 199,222
Percentage of Partners' Capital	(0.89%)		0.64%
Morgan Stanley Smith Barney Charter WNT L.P. [Member] | Futures and Forward Contracts [Member] | Contracts Purchased [Member] | Commodity [Member]
Schedule of Investments [Line Items]
Fair Value	$ 16,092		$ (333,042)
Percentage of Partners' Capital	0.06%		(1.06%)
Morgan Stanley Smith Barney Charter WNT L.P. [Member] | Futures and Forward Contracts [Member] | Contracts Purchased [Member] | Equity [Member]
Schedule of Investments [Line Items]
Fair Value	$ 49,659		$ 329,555
Percentage of Partners' Capital	0.18%		1.05%
Morgan Stanley Smith Barney Charter WNT L.P. [Member] | Futures and Forward Contracts [Member] | Contracts Purchased [Member] | Foreign Currency [Member]
Schedule of Investments [Line Items]
Fair Value	$ (127,605)		$ (232,147)
Percentage of Partners' Capital	(0.46%)		(0.74%)
Morgan Stanley Smith Barney Charter WNT L.P. [Member] | Futures and Forward Contracts [Member] | Contracts Purchased [Member] | Interest Rate [Member]
Schedule of Investments [Line Items]
Fair Value	$ (182,886)		$ 434,856
Percentage of Partners' Capital	(0.67%)		1.39%
Morgan Stanley Smith Barney Charter WNT L.P. [Member] | Futures and Forward Contracts [Member] | Contracts Sold [Member]
Schedule of Investments [Line Items]
Fair Value	$ 484,999		$ 967,359
Percentage of Partners' Capital	1.76%		3.08%
Morgan Stanley Smith Barney Charter WNT L.P. [Member] | Futures and Forward Contracts [Member] | Contracts Sold [Member] | Commodity [Member]
Schedule of Investments [Line Items]
Fair Value	$ 245,093		$ 627,600
Percentage of Partners' Capital	0.89%		2.00%
Morgan Stanley Smith Barney Charter WNT L.P. [Member] | Futures and Forward Contracts [Member] | Contracts Sold [Member] | Equity [Member]
Schedule of Investments [Line Items]
Fair Value	$ (21,958)		$ (34,599)
Percentage of Partners' Capital	(0.08%)		(0.11%)
Morgan Stanley Smith Barney Charter WNT L.P. [Member] | Futures and Forward Contracts [Member] | Contracts Sold [Member] | Foreign Currency [Member]
Schedule of Investments [Line Items]
Fair Value	$ 263,305		$ 376,313
Percentage of Partners' Capital	0.96%		1.20%
Morgan Stanley Smith Barney Charter WNT L.P. [Member] | Futures and Forward Contracts [Member] | Contracts Sold [Member] | Interest Rate [Member]
Schedule of Investments [Line Items]
Fair Value	$ (1,441)		$ (1,955)
Percentage of Partners' Capital	(0.01%)		(0.01%)
Morgan Stanley Smith Barney Charter WNT L.P. [Member] | U.S. Treasury Bills [Member]
Schedule of Investments [Line Items]
Investment, Fair Value	$ 16,998,561
Percentage of Partners' Capital	62.07%
Morgan Stanley Smith Barney Charter WNT L.P. [Member] | U.S. Treasury Bills [Member] | U.S. Treasury bills, 0.125% [Member]
Schedule of Investments [Line Items]
Investment, Fair Value	$ 5,999,283
Percentage of Partners' Capital	21.91%
Morgan Stanley Smith Barney Charter WNT L.P. [Member] | U.S. Treasury Bills [Member] | U.S. Treasury bills, 0.19% [Member]
Schedule of Investments [Line Items]
Investment, Fair Value	$ 10,999,278
Percentage of Partners' Capital	40.16%

[1]	Due to rounding